Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Income Portfolio℠
March 31, 2024
VIPFINC-NPRT1-0524
1.830282.118
Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	17,367	983,691
VIP Equity-Income Portfolio Initial Class (a)	29,686	800,324
VIP Growth & Income Portfolio Initial Class (a)	36,846	1,098,020
VIP Growth Portfolio Initial Class (a)	15,315	1,630,728
VIP Mid Cap Portfolio Initial Class (a)	6,255	252,021
VIP Value Portfolio Initial Class (a)	27,637	560,470
VIP Value Strategies Portfolio Initial Class (a)	15,705	278,453
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,544,977)		5,603,707

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	322,652	3,520,138
VIP Overseas Portfolio Initial Class (a)	185,054	5,138,955
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,321,179)		8,659,093

Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,262,168	11,397,373
Fidelity International Bond Index Fund (a)	164,806	1,511,272
Fidelity Long-Term Treasury Bond Index Fund (a)	197,626	1,924,880
VIP High Income Portfolio Initial Class (a)	244,607	1,147,208
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,021,170	28,398,993
TOTAL BOND FUNDS (Cost $47,225,125)		44,379,726

Short-Term Funds - 15.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.14% (a)(b) (Cost $10,907,537)	10,907,537	10,907,537

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $67,998,818)	69,550,063
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,713)
NET ASSETS - 100.0%	69,544,350

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,952,508	919,762	1,464,906	4,075	(45,473)	35,482	11,397,373
Fidelity International Bond Index Fund	1,775,787	145,805	405,083	11,189	(17,933)	12,696	1,511,272
Fidelity Long-Term Treasury Bond Index Fund	2,332,824	154,625	478,813	17,808	(41,801)	(41,955)	1,924,880
VIP Contrafund Portfolio Initial Class	716,844	272,812	136,438	3,579	5,275	125,198	983,691
VIP Emerging Markets Portfolio Initial Class	3,485,948	354,620	433,332	2,974	9,976	102,926	3,520,138
VIP Equity-Income Portfolio Initial Class	581,292	270,315	116,509	3,644	4,557	60,669	800,324
VIP Government Money Market Portfolio Initial Class 5.14%	12,731,894	1,364,920	3,189,277	145,478	-	-	10,907,537
VIP Growth & Income Portfolio Initial Class	799,053	360,407	162,982	6,705	5,791	95,751	1,098,020
VIP Growth Portfolio Initial Class	1,187,146	473,648	215,794	21,508	7,016	178,712	1,630,728
VIP High Income Portfolio Initial Class	1,152,783	76,954	104,805	486	1,079	21,197	1,147,208
VIP Investment Grade Bond II Portfolio - Initial Class	27,259,612	3,531,179	2,235,813	17,301	1,716	(157,701)	28,398,993
VIP Mid Cap Portfolio Initial Class	181,931	84,274	38,974	3,729	1,808	22,982	252,021
VIP Overseas Portfolio Initial Class	5,044,303	354,108	628,392	18,892	33,756	335,180	5,138,955
VIP Value Portfolio Initial Class	405,418	202,514	84,279	9,845	3,364	33,453	560,470
VIP Value Strategies Portfolio Initial Class	200,620	101,190	44,539	3,164	1,945	19,237	278,453
	69,807,963	8,667,133	9,739,936	270,377	(28,924)	843,827	69,550,063

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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